Offsets	Nov. 06, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	REALTY INCOME CORP
Form or Filing Type	S-3
File Number	333-257510
Initial Filing Date	Jun. 29, 2021
Fee Offset Claimed	$ 12,023.85
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.01 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	1,805,698
Termination / Withdrawal Statement	The registrant previously registered an aggregate of 120,000,000 shares of common stock pursuant to a registration statement on Form S-3 (Registration No. 333-257510) filed with the SEC on June 29, 2021 and prospectus supplement dated August 4, 2023 (the "August 2023 Prospectus Supplement") filed with the SEC on August 7, 2023 pursuant to Rule 424(b)(5) under the Securities Act, which, as further described in the August 2023 Prospectus Supplement, included shares of our common stock from prior registration statements on Form S-3. In connection with the filing of the August 2023 Prospectus Supplement, the registrant made a contemporaneous fee payment in the amount of $690,926.06. Of the 120,000,000 shares of common stock registered by the August 2023 Prospectus Supplement, 76,670,230 shares (the "August 2023 Unsold Shares") remained unsold as of the date termination of the offering pursuant to the August 2023 Prospectus Supplement. The registrant subsequently registered an aggregate of 120,000,000 shares of common stock pursuant to a registration statement on Form S-3 (Registration No. 333-277150) filed with the Securities and Exchange Commission (the "SEC") on February 16, 2024 and a prospectus supplement dated February 22, 2024 (the "February 2024 Prospectus Supplement") filed with the SEC on February 23, 2024 pursuant to Rule 424(b)(5) under the Securities Act, which, as further described in the February 2024 Prospectus Supplement, included the August 2023 Unsold Shares. In connection with the filing of the February 2024 Prospectus Supplement, the reginstrant made a contemporaneous fee payment in the amount of $406,061.59, reflecting the fee due with respect to shares of common stock to be offered and sold pursuant to February 2024 Prospectus Supplement that were not unsold securities registered pursuant to the August 2023 Prospectus Supplement. Of the 120,000,000 shares of common stock registered pursuant to the February 2024 Propsectus Supplement, 56,772,647 shares of common stock remain unsold as of the date hereof (the "February 2024 Unsold Shares"). The offering pursuant to the February 2024 Prospectus Supplement has terminated. Accordingly, pursuant to Rule 467(p) under the Securities Act, the registrant is offsetting a portion of the aggregate registration fee set forth in Table 1 above by (1) $406,061.59, which represents the filing fees associated with 54,966,949 of the February 2024 Unsold Shares and (2) $12,023.85, which represents the filing fees associated with 1,805,698 of the August 2023 Unsold Shares.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	REALTY INCOME CORP
Form or Filing Type	S-3
File Number	333-277150
Initial Filing Date	Feb. 16, 2024
Fee Offset Claimed	$ 406,061.59
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.01 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	54,966,949
Termination / Withdrawal Statement	See Note 1 above
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	REALTY INCOME CORP
Form or Filing Type	S-3
File Number	333-257510
Filing Date	Aug. 07, 2023
Fee Paid with Fee Offset Source	$ 690,926.06
Offset Note	See Note 1 above.
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	REALTY INCOME CORP
Form or Filing Type	S-3
File Number	333-277150
Filing Date	Feb. 23, 2024
Fee Paid with Fee Offset Source	$ 406,061.59
Offset Note	See Note 1 above.